Shareholder Fees - FidelityMidCapValueK6Fund-PRO	Mar. 30, 2024 USD ($)
FidelityMidCapValueK6Fund-PRO | Fidelity Mid Cap Value K6 Fund
Shareholder Fees:
(fees paid directly from your investment)	none